                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey 07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal Morris Township, New Jersey August 4, 2005
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdingsfor this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        59

Form 13F Information Table Value Total:       $529,673
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File                  Number Name
1.                 28-7176                        Allied Capital Management LLC





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                                   13F REPORT
                                  June 30, 2005
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.


COLUMN 1                    COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5                    COLUMN 6   COLUMN 7      COLUMN 8
                            TITLE OF    CUSIP       VALUE    SHRS OR                   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER               CLASS     NUMBER    (x$1000)    PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

INGERSOLL RAND CO              CLA     G4776G101     6421     90,000    SH      N/A     DEFINED     DEFINED     90,000
ALTRIA GROUP INC               COM     02209S103     9117    141,000    SH      N/A     DEFINED     DEFINED    141,000
AMBAC FINL GROUP INC           COM     023139108    10213    146,400    SH      N/A     DEFINED     DEFINED    146,400
AMERICAN INTL GROUP            COM     026874107     7186    123,690    SH      N/A     DEFINED     DEFINED    123,690
ANDREW CORP                    COM     034425108     6827    535,000    SH      N/A     DEFINED     DEFINED    535,000
AVON PRODUCTS                  COM     054303102     5299    140,000    SH      N/A     DEFINED     DEFINED    140,000
BARD C R INC                   COM     067383109     7143    107,400    SH      N/A     DEFINED     DEFINED    107,400
BEARING POINT INC              COM     074002106     5075    692,400    SH      N/A     DEFINED     DEFINED    692,400
BLOCK H & R INC                COM     093671105     8280    141,900    SH      N/A     DEFINED     DEFINED    141,900
CITIGROUP INC                  COM     172967101    14563    315,000    SH      N/A     DEFINED     DEFINED    315,000
CONOCOPHILLIPS                 COM     20825C104    10241    178,148    SH      N/A     DEFINED     DEFINED    178,148
DOLLAR GEN CORP                COM     256669102    11357    557,800    SH      N/A     DEFINED     DEFINED    557,800
HEWLETT PACKARD CO             COM     428236103    11684    497,000    SH      N/A     DEFINED     DEFINED    497,000
HOME DEPOT INC                 COM     437076102    14704    378,000    SH      N/A     DEFINED     DEFINED    378,000
INCO LTD                       COM     453258402     7758    205,500    SH      N/A     DEFINED     DEFINED    205,500
INTERNATIONAL GAMING TECH      COM     459902102       17        600    SH      N/A     DEFINED     DEFINED        600
JOHNSON & JOHNSON              COM     478160104    11330    174,300    SH      N/A     DEFINED     DEFINED    174,300
JOHNSON CTLS INC               COM     478366107    10342    183,600    SH      N/A     DEFINED     DEFINED    183,600
JONES APPAREL GROUP INC        COM     480074103     6521    210,100    SH      N/A     DEFINED     DEFINED    210,100
KING PHARMACEUTICALS INC       COM     495582108     6787    651,300    SH      N/A     DEFINED     DEFINED    651,300
LABORATORY CORP AMER           COM     50540R409     6951    139,300    SH      N/A     DEFINED     DEFINED    139,300
LIMITED BRANDS INC             COM     532716107     9525    444,700    SH      N/A     DEFINED     DEFINED    444,700
MASCO CORP                     COM     574599106     8760    275,800    SH      N/A     DEFINED     DEFINED    275,800
MATTEL INC                     COM     577081102    11878    649,100    SH      N/A     DEFINED     DEFINED    649,100
MBNA CORP                      COM     55262L100    11351    433,900    SH      N/A     DEFINED     DEFINED    433,900
METLIFE INC                    COM     59156R108    11743    261,300    SH      N/A     DEFINED     DEFINED    261,300
MICROSOFT CORP                 COM     594918104    23689    953,680    SH      N/A     DEFINED     DEFINED    953,680
MOHAWK INDS INC                COM     608190104     6361     77,100    SH      N/A     DEFINED     DEFINED     77,100
MYLAN LABS INC                 COM     628530107     6065    315,200    SH      N/A     DEFINED     DEFINED    315,200
NOKIA CORP                     ADR     654902204     6793    408,200    SH      N/A     DEFINED     DEFINED    408,200
NORTHROP GRUMMAN CORP          COM     666807102    10884    197,000    SH      N/A     DEFINED     DEFINED    197,000
OMNICOM GROUP                  COM     681919106     8625    108,000    SH      N/A     DEFINED     DEFINED    108,000
PATTERSON UTILITIES INC        COM     703481101     5883    211,400    SH      N/A     DEFINED     DEFINED    211,400
PEPSICO INC                    COM     713448108    13240    245,500    SH      N/A     DEFINED     DEFINED    245,500
PERFORMANCE FOOD GROUP CO      COM     713755106     7655    253,400    SH      N/A     DEFINED     DEFINED    253,400
PFIZER INC                     COM     717081103    12659    459,000    SH      N/A     DEFINED     DEFINED    459,000
PIONEER NATURAL RES CO         COM     723787107     4208    100,000    SH      N/A     DEFINED     DEFINED    100,000
POPULAR INC                    COM     733174106     7484    297,100    SH      N/A     DEFINED     DEFINED    297,100
PUBLIC SERVICE ENTERPRISE      COM     744573106     3929     64,600    SH      N/A     DEFINED     DEFINED     64,600
REEBOK INTL LTD                COM     758110100     8353    199,700    SH      N/A     DEFINED     DEFINED    199,700
SARA LEE CORP                  COM     803111103     9190    463,900    SH      N/A     DEFINED     DEFINED    463,900

                                   13F REPORT
                                  June 30, 2005
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.

COLUMN 1                    COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5                    COLUMN 6   COLUMN 7      COLUMN 8
                            TITLE OF    CUSIP       VALUE    SHRS OR                   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER               CLASS     NUMBER    (x$1000)    PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

SBC COMMUNICATIONS INC         COM     78387G103    12825    540,000    SH      N/A     DEFINED     DEFINED    540,000
SEALED AIR CORP                COM     81211K100     9316    187,100    SH      N/A     DEFINED     DEFINED    187,100
SHERWIN WILLIAMS CO            COM     824348106     8726    185,300    SH      N/A     DEFINED     DEFINED    185,300
SIGMA ALDRICH                  COM     826552101     8821    157,400    SH      N/A     DEFINED     DEFINED    157,400
SOUTHERN CO                    COM     842587107    13032    375,900    SH      N/A     DEFINED     DEFINED    375,900
ST PAUL COS INC                COM     792860108     8277    209,400    SH      N/A     DEFINED     DEFINED    209,400
TAIWAN SEMICONDUCTOR           ADR     874039100     9983  1,094,602    SH      N/A     DEFINED     DEFINED  1,094,602
TEVA PHARMACEUTICAL INDS       ADR     881624209     7461    239,600    SH      N/A     DEFINED     DEFINED    239,600
TIDEWATER INC                  COM     886423102    11893    312,000    SH      N/A     DEFINED     DEFINED    312,000
US BANCORP DEL COM NEW         COM     902973304     9753    334,000    SH      N/A     DEFINED     DEFINED    334,000
UNION PAC CORP                 COM     907818108     7387    114,000    SH      N/A     DEFINED     DEFINED    114,000
VALERO ENERGY CORP             COM     91913Y100     6946     87,800    SH      N/A     DEFINED     DEFINED     87,800
VODAFONE GROUP SPONSORED ADR   ADR     92857W100     8637    355,100    SH      N/A     DEFINED     DEFINED    355,100
WELLPOINT HEALTH NETWORKS      COM     94973H108     8023    115,200    SH      N/A     DEFINED     DEFINED    115,200
WESTERN DIGITAL CORP           COM     958102105     3418    254,700    SH      N/A     DEFINED     DEFINED    254,700
WEYERHAEUSER CO                COM     962166104    11025    173,200    SH      N/A     DEFINED     DEFINED    173,200
WYETH                          COM     983024100     9122    205,000    SH      N/A     DEFINED     DEFINED    205,000
YUM BRANDS INC                 COM     988498101     8937    171,600    SH      N/A     DEFINED     DEFINED    171,600
                   GRAND TOTAL                     529673 17,138,920
